Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2018
Vessels, Net [Abstract]
Schedule of Vessels, Net

	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2017	$487,640	$(131,420)	$356,220
Additions	45,526	(10,483)	35,043
Disposals	(76,382)	30,285	(46,097)
Balance at June 30, 2018	$456,784	$(111,618)	$345,166